Note 5 - Loans Receivable, Net - Loans Receivable (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Loans receivable	$ 604,435	$ 594,856
Unamortized discounts	15	17
Net deferred loan costs	(536)	(535)
Allowance for loan losses	8,564	8,686	$ 9,311	$ 9,903
Total loans receivable, net	596,392	586,688
Commitments to originate or purchase loans	38,157	13,183
Commitments to deliver loans to secondary market	$ 10,098	$ 7,289
Weighted average contractual rate of loans in portfolio	4.75%	4.83%
Residential Portfolio Segment [Member]
Loans receivable	$ 120,064	$ 110,698
Allowance for loan losses	857	833	900	1,186
Residential Portfolio Segment [Member] | Single Family Conventional [Member]
Loans receivable	119,805	110,580
Residential Portfolio Segment [Member] | Single Family Government Guaranteed [Member]
Loans receivable	259	118
Commercial Real Estate Portfolio Segment [Member]
Loans receivable	350,195	336,130
Allowance for loan losses	5,060	4,869	5,073	4,953
Commercial Real Estate Portfolio Segment [Member] | Lodging [Member]
Loans receivable	58,643	45,259
Commercial Real Estate Portfolio Segment [Member] | Retail/Office [Member]
Loans receivable	71,730	69,539
Commercial Real Estate Portfolio Segment [Member] | Nursing Home/Health Care [Member]
Loans receivable	7,767	3,712
Commercial Real Estate Portfolio Segment [Member] | Land Developments [Member]
Loans receivable	13,167	18,865
Commercial Real Estate Portfolio Segment [Member] | Golf Course [Member]
Loans receivable	1,597	397
Commercial Real Estate Portfolio Segment [Member] | Restaurant/Bar/Cafe [Member]
Loans receivable	6,752	8,196
Commercial Real Estate Portfolio Segment [Member] | Warehouse Loan [Member]
Loans receivable	32,064	34,634
Commercial Real Estate Portfolio Segment [Member] | Single Family Builder Construction [Member]
Loans receivable	23,256	20,442
Commercial Real Estate Portfolio Segment [Member] | Multi Family Construction [Member]
Loans receivable	1,858	4,931
Commercial Real Estate Portfolio Segment [Member] | Commercial Real Estate Construction [Member]
Loans receivable	6,008	3,571
Commercial Real Estate Portfolio Segment [Member] | Manufacturing [Member]
Loans receivable	20,027	22,029
Commercial Real Estate Portfolio Segment [Member] | Churches/Community Service [Member]
Loans receivable	10,156	11,103
Commercial Real Estate Portfolio Segment [Member] | Multi Family [Member]
Loans receivable	48,663	50,150
Commercial Real Estate Portfolio Segment [Member] | Other Nonconstruction [Member]
Loans receivable	48,507	43,302
Consumer Portfolio Segment [Member]
Loans receivable	69,949	72,532
Allowance for loan losses	1,507	1,622	1,630	1,613
Consumer Portfolio Segment [Member] | Autos [Member]
Loans receivable	2,608	2,483
Consumer Portfolio Segment [Member] | Home Equity Line [Member]
Loans receivable	28,004	32,273
Consumer Portfolio Segment [Member] | Home Equity Loan [Member]
Loans receivable	16,422	16,733
Consumer Portfolio Segment [Member] | Recreational Vehicle [Member]
Loans receivable	17,266	16,226
Consumer Portfolio Segment [Member] | Land/Lots [Member]
Loans receivable	3,358	2,145
Consumer Portfolio Segment [Member] | Other Secured [Member]
Loans receivable	1,195	1,423
Consumer Portfolio Segment [Member] | Other Unsecured [Member]
Loans receivable	1,096	1,249
Commercial Portfolio Segment [Member]
Loans receivable	64,227	75,496
Allowance for loan losses	$ 1,140	$ 1,362	$ 1,708	$ 2,151